Regulation - Nature of Regulation Schedule (Details) $ in Millions					12 Months Ended
	Jan. 01, 2021	Jul. 01, 2020	Jul. 01, 2019	Jul. 01, 2018	Dec. 31, 2020 CAD ($) company	Dec. 31, 2019 CAD ($)	Dec. 31, 2017
Public Utilities, General Disclosures [Line Items]
Regulatory liability | $					$ 3,103	$ 3,358
ITC
Public Utilities, General Disclosures [Line Items]
Approved cost-based formula, annual true-up (period)					2 years
FortisOntario
Public Utilities, General Disclosures [Line Items]
Franchise agreement term					35 years
FortisOntario | Electric Utilities, Following COS Regulation
Public Utilities, General Disclosures [Line Items]
Number of utilities | company					2
Fortis Turks and Caicos
Public Utilities, General Disclosures [Line Items]
Number of utilities | company					2
FERC | ITC
Public Utilities, General Disclosures [Line Items]
Allowed common equity (percent)					60.00%
Allowed ROE (percent)					10.77%	10.63%
Approved cost-based formula, annual true-up (period)					2 years
FERC | TEP
Public Utilities, General Disclosures [Line Items]
Allowed common equity (percent)					54.00%
Allowed ROE (percent)					10.40%	10.40%
Regulatory liability | $					$ 19	$ 5
ACC | TEP
Public Utilities, General Disclosures [Line Items]
Allowed common equity (percent)					50.00%
Allowed ROE (percent)					9.75%	9.75%
ACC | TEP | Forecast
Public Utilities, General Disclosures [Line Items]
Allowed common equity (percent)	53.00%
Allowed ROE (percent)	9.15%
Return on fair value increment (percent)	0.20%
ACC | UNS Electric
Public Utilities, General Disclosures [Line Items]
Allowed common equity (percent)					52.80%
Allowed ROE (percent)					9.50%	9.50%
ACC | UNS Gas
Public Utilities, General Disclosures [Line Items]
Allowed common equity (percent)					50.80%
Allowed ROE (percent)					9.75%	9.75%
PSC | Central Hudson
Public Utilities, General Disclosures [Line Items]
Allowed common equity (percent)		50.00%	49.00%	48.00%	50.00%
Allowed ROE (percent)					8.80%	8.80%
Approved return on equity and capital structure, term							3 years
BCUC | FortisBC Energy
Public Utilities, General Disclosures [Line Items]
Allowed common equity (percent)					38.50%
Allowed ROE (percent)					8.75%	8.75%
BCUC | FortisBC Electric
Public Utilities, General Disclosures [Line Items]
Allowed common equity (percent)					40.00%
Allowed ROE (percent)					9.15%	9.15%
AUC | FortisAlberta
Public Utilities, General Disclosures [Line Items]
Allowed common equity (percent)					37.00%
Allowed ROE (percent)					8.50%	8.50%
PUB | Newfoundland Power
Public Utilities, General Disclosures [Line Items]
Allowed common equity (percent)					45.00%
Allowed ROE (percent)					8.50%	8.50%
IRAC | Maritime Electric
Public Utilities, General Disclosures [Line Items]
Allowed common equity (percent)					40.00%
Allowed ROE (percent)					9.35%	9.35%
OEB | FortisOntario
Public Utilities, General Disclosures [Line Items]
Allowed common equity (percent)					40.00%
OEB | FortisOntario | Minimum
Public Utilities, General Disclosures [Line Items]
Allowed ROE (percent)					8.52%	8.78%
OEB | FortisOntario | Maximum
Public Utilities, General Disclosures [Line Items]
Allowed ROE (percent)					9.30%	9.30%
Government of the Cayman Islands | Caribbean Utilities
Public Utilities, General Disclosures [Line Items]
Transmission and distribution license period					20 years
Non-exclusive generation license period					25 years
Government of the Cayman Islands | Caribbean Utilities | Minimum
Public Utilities, General Disclosures [Line Items]
Allowed ROA (percent)					6.75%	7.50%
Government of the Cayman Islands | Caribbean Utilities | Maximum
Public Utilities, General Disclosures [Line Items]
Allowed ROA (percent)					8.75%	9.50%
Government of the Turks and Caicos Islands | Fortis Turks and Caicos
Public Utilities, General Disclosures [Line Items]
License period					50 years
Government of the Turks and Caicos Islands | Fortis Turks and Caicos | Minimum
Public Utilities, General Disclosures [Line Items]
Allowed ROA (percent)					15.00%	15.00%
Government of the Turks and Caicos Islands | Fortis Turks and Caicos | Maximum
Public Utilities, General Disclosures [Line Items]
Allowed ROA (percent)					17.50%	17.50%